Expense Example - Harbor Money Market Fund	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years
USD ($)	29	114	208	482	54	194	346	788